Operating costs - Summary of general and administrative expenses (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Operating costs
Personnel costs and directors fees	€ (25,495)	€ (17,756)	€ (15,160)
Other operating expenses	(10,136)	(6,659)	(6,584)
General and administrative expenses	€ (35,631)	€ (24,415)	€ (21,744)